Credit Risk - Summary of Residential Mortgages by Loan Size (Detail) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
South East Including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 96,178	£ 93,050
UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	169,801	165,356
Less Than 0.25m | South East Including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	45,553	45,828
Less Than 0.25m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	105,493	105,855
0.25m-0.50m | South East Including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	36,241	34,027
0.25m-0.50m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	47,903	44,549
0.50m-1.0m | South East Including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	12,214	11,471
0.50m-1.0m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	14,076	13,114
1.0m-2.0m | South East Including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,934	1,538
1.0m-2.0m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	2,085	1,644
Greater Than 2.0m | South East Including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	236	186
Greater Than 2.0m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 244	£ 194